Capital Management	9 Months Ended
Sep. 30, 2025
Disclosure of classes of share capital [abstract]
Capital Management

14. Capital management

(a) Share capital

At the date of this interim report, the total authorized share capital of the Group was USD 3,000,000 divided into 1,500,000,000 shares par value USD 0.002 each, of which:

• 1,000,000,000 shares are designated as Class A common shares (“Class A Common Shares”); and

• 250,000,000 shares are designated as Class B common shares (“Class B Common Shares”).

The remaining 250,000,000 authorized but unissued shares are presently undesignated and may be issued by our board of directors as common shares of any class or as shares with preferred, deferred or other special rights or restrictions.

The rights of the holders of Class A Common Shares and Class B Common Shares are identical, except with respect to voting, conversion and transfer restrictions applicable to the Class B Common Shares. Each Class A Common Share is entitled to one vote while Class B Common Shares are entitled to five votes each. Each Class B Common Share is convertible into one Class A Common Share automatically upon transfer, subject to certain exceptions. Holders of Class A Common Shares and Class B Common Shares vote together as a single class on all matters unless otherwise required by law.

Authorized shares, as well as issued and fully paid-up shares, are presented below:

	September 30, 2025		September 30, 2024
	Amount	USD	Amount	USD
Issued and fully paid up shares of USD 0.002 each
Class A common shares	165,141,064	330	151,121,672	302
Class B common shares	129,054,192	258	134,054,192	268
	294,195,256	588	285,175,864	570
Share capital evolution
Share capital as of January 1	285,475,136	570	295,991,665	591
i) Issue of common shares at USD 0.002	751,839	2	767,904	2
ii) Warrant exercise	7,968,281	16	—	—
iii) Repurchase of shares	—	—	(11,583,705)	(23)
Share capital as of September 30	294,195,256	588	285,175,864	570

In May, 2025, a holder of warrants exercised its net issuance right resulting in a net issuance amount of 7,968,281 shares at a Fair Market Value of U.S. Dollars 9.5680 per share, calculated using the average price of five business days before the exercise date.

(b) Share Premium

For the nine months ended September 30, 2025 and 2024, dLocal issued 751,839 and 767,904 new Class A Common Shares receiving total proceeds of USD 1,414 and 1,495, respectively, related to the vesting of restricted stock units and the exercise of share-options.

(c) Treasury Shares

On May 13, 2024, the Board of Directors of Dlocal approved a share buyback program. The Company was authorized to purchase up to $200 million of its Class A Common Shares from May 15, 2024, to May 31, 2025.

As of May 31, 2025, the plan’s expiration date, the Company had repurchased 11,583,705 shares at an average price of USD 8.72 per share, amounting to a total consideration of USD 101,067. The repurchased shares were held as treasury shares and accounted for at cost.

On August 13, 2025, the Board of Directors approved the cancellation of 18,754,887 shares held in treasury. The total amount of USD 200,980 related to these shares was deducted for an amount of USD 198,956 from the Share Premium until it was fully utilized, and the remaining USD 2,024 was charged to Retained Earnings.

(d) Capital reserve

The Capital reserve corresponds to reserves related to the share-based plans, as described in Note 13: Share-based payments and warrants to the Annual Financial Statements for the year ended December 31, 2024. As of September 30, 2025, the movement in the Capital reserve was USD 6,980 which is comprised of USD 17,771 increase related to share-based expenses, USD 2,118 decrease related to a warrant exercise and USD 8,673 decrease related to exercise and vesting of shares per the share-based plan.

(e) Other Reserves

The reserves for the Group relate to cumulative translation adjustment representing differences on conversion of assets and liabilities at the reporting date.

(f) Earnings per share

Basic earnings per share is calculated by dividing net income for the period attributed to the owners of the parent by the weighted average number of ordinary shares outstanding during the period.

Diluted earnings per share is calculated by dividing net income attributable to owners of the Company by the weighted average number of shares outstanding during the year plus the weighted average number of shares that would be issued on conversion of all dilutive potential shares into shares by applying the treasury stock method. The shares in the share-based plan are the only shares with potential dilutive effect.

The following table presents the calculation of net income applicable to the owners of the parent and basic and diluted EPS for the nine and three months period ended of September 30:

	Nine months ended		Three months ended
	September 30, 2025	September 30, 2024	September 30, 2025	September 30, 2024
Profit attributable to common shareholders (U.S. Dollars)	141,265,277	90,734,000	51,824,729	26,782,000
Weighted average number of common shares	289,680,047	291,582,333	293,841,049	282,212,297
Adjustments for calculation of diluted earnings per share(1)	11,970,674	15,154,672	8,274,836	14,108,758
Weighted average number of common shares for calculating diluted earnings per share	301,650,721	306,737,005	302,115,885	296,321,055
Basic earnings per share	0.49	0.31	0.18	0.09
Diluted earnings per share	0.47	0.30	0.17	0.09

(1)
For the nine months ended September 30, 2025, the adjustment corresponds to the dilutive effect of i) 4,418,445 average shares related to share-based payment warrants; and ii) 7,552,229 average shares related to share-based payment plans with employees (8,161,828 and 6,992,844 respectively for the nine months ended September 30, 2024). For the three months ended September 30, 2025, the adjustment corresponds to the dilutive effect of i) 196,969 average shares related to share-based payment warrants described in Note 2.11.2. Warrants contracts to the Annual Financial Statements for the year ended December 31, 2024; and ii) 8,077,867 average shares related to share-based payment plans with employees (7,805,921 and 6,302,837 respectively for the three months ended September 30, 2024).